Long-term investments (Details) ¥ in Thousands, $ in Thousands, ¥ in Millions	1 Months Ended				12 Months Ended
	Mar. 31, 2021 CNY (¥) item	Sep. 30, 2019 USD ($)	Jul. 31, 2019 CNY (¥)	Jul. 31, 2019 JPY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Equity method investments
Share of loss from equity method investments					¥ 5,473	¥ 23,502
Lotus
Equity method investments
Agreed to invest in cash under investment agreement | $		$ 6,000
36Kr Global Holding (HK) Limited
Equity method investments
Ownership interest (as a percent)			100.00%	100.00%
36Kr Global Holding (HK) Limited | Lotus
Equity method investments
Agreed equity interest for transferring under investment agreement (as a percent)		51.00%
36Kr Global Holding (HK) Limited | 36Kr Japan
Equity method investments
Percentage of ownership interest acquired (as a percent)			67.50%	67.50%
Total consideration on acquisition			¥ 2,000	¥ 30
36Kr Global Holding (HK) Limited | KrAsia
Equity method investments
Ownership interest (as a percent)			75.00%	75.00%
Bytedance | Lotus
Equity method investments
Ownership interest (as a percent)		100.00%
Lotus
Equity method investments
Fair value of resources and technologies agreed under investment agreement | $		$ 6,270
36Kr Global Holding (HK) Limited
Equity method investments
Percentage of investment held		49.00%
Share of loss from equity method investments					5,500	¥ 23,500
Gain from derecognition | $		$ 11,500
Shanghai Xuanke
Equity method investments
Percentage of investment held	19.00%
Carrying value of equity method investments	¥ 950
Share of loss from equity method investments					26
Number of shareholders agreed to join joint venture agreement | item	3
Beijing Sharetimes Technology Co., Ltd.
Equity method investments
Percentage of investment held	1.64%
Carrying value of equity method investments	¥ 30,000
Carrying value of the equity investment					¥ 30,000